Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses of financial assets (See Note 8.d)	$ (7,937,817)	$ (5,141,179)	$ (7,110,308)
Impairment losses of property, plant and equipment (See Note 15)		(30,785,531)	10,165,211
Total	(7,937,817)	(35,926,710)	3,054,903
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses of financial assets (See Note 8.d)	55,494		(371,558)
Impairment losses of property, plant and equipment (See Note 15)		(30,785,531)	10,165,211
Total	55,494	(30,785,531)	9,793,653
Distribution [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses of financial assets (See Note 8.d)	(7,993,311)	(5,141,179)	(6,738,750)
Total	$ (7,993,311)	$ (5,141,179)	$ (6,738,750)